Percentage of Units Outstanding Represented By Each Class And The Interest in Partnership's Profits (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization and Nature of Operations [Line Items]
Percentage of Unit outstanding	100.00%
Percentage of interests in partnership profit		100.00%	100.00%
General Partner
Organization and Nature of Operations [Line Items]
Percentage of Unit outstanding	15.99%
Percentage of interests in partnership profit		17.78%	18.72%
Class A Common Stock
Organization and Nature of Operations [Line Items]
Percentage of Unit outstanding	22.82%
Percentage of interests in partnership profit		24.46%	25.76%
Class B Common Stock
Organization and Nature of Operations [Line Items]
Percentage of Unit outstanding	43.99%
Percentage of interests in partnership profit		40.94%	37.80%
Convertible preferred stock
Organization and Nature of Operations [Line Items]
Percentage of Unit outstanding	17.20%
Class C Common Stock
Organization and Nature of Operations [Line Items]
Percentage of interests in partnership profit		16.82%	17.72%